Schedule of Investments(a)
Invesco Aerospace & Defense ETF (PPA)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Aerospace & Defense-78.85%
AAR Corp.(b)(c)	299,320	$41,916,773
AeroVironment, Inc.(b)(c)	415,009	61,989,894
Axon Enterprise, Inc.(b)	500,626	264,210,378
Boeing Co. (The)(b)	2,624,840	567,332,918
BWX Technologies, Inc.(c)	454,545	76,681,741
Cadre Holdings, Inc.	296,765	9,149,265
CAE, Inc. (Canada)(b)	2,441,146	63,030,390
Curtiss-Wright Corp.(c)	193,296	139,946,304
Ducommun, Inc.(b)(c)	107,687	19,278,127
Elbit Systems Ltd. (Israel)(c)	356,874	288,586,160
Firefly Aerospace, Inc.(b)(c)	688,767	14,002,633
General Dynamics Corp.	1,069,665	410,130,954
General Electric Co.	1,632,259	587,727,498
HawkEye 360, Inc.(b)(c)	724,548	15,360,418
HEICO Corp.(c)	381,292	135,877,217
Hexcel Corp.	570,488	58,731,740
Honeywell Aerospace, Inc.(b)	1,636,540	338,338,280
Howmet Aerospace, Inc.	1,310,034	369,770,197
Huntington Ingalls Industries, Inc.	291,705	95,227,097
Karman Holdings, Inc.(b)(c)	669,902	32,255,781
Kratos Defense & Security Solutions, Inc.(b)	1,316,838	61,364,651
L3Harris Technologies, Inc.	1,142,179	316,452,114
Leonardo DRS, Inc.	1,777,594	81,858,204
Loar Holdings, Inc.(b)(c)	430,345	29,457,115
Lockheed Martin Corp.(c)	941,534	548,669,523
Mercury Systems, Inc.(b)(c)	459,197	44,588,029
Moog, Inc., Class A	164,918	64,293,282
Northrop Grumman Corp.	723,949	392,727,853
Redwire Corp.(b)(c)	1,898,371	16,363,958
Rocket Lab Corp.(b)(c)	1,994,230	129,525,238
RTX Corp.	3,187,837	686,086,279
StandardAero, Inc.(b)(c)	2,444,246	71,640,850
Textron, Inc.(c)	1,087,847	92,749,835
TransDigm Group, Inc.	203,339	255,064,375
V2X, Inc.(b)(c)	223,528	20,171,167
Voyager Technologies, Inc., Class A(b)(c)	354,754	8,702,116
Woodward, Inc.(c)	295,246	106,509,994
		6,515,768,348
Communications Equipment-1.01%
Ondas, Inc.(b)(c)	1,828,076	13,692,289
Viasat, Inc.(b)(c)	909,807	69,991,453
		83,683,742
Diversified Telecommunication Services-0.17%
Iridium Communications, Inc.	288,325	13,649,306
Electrical Equipment-2.15%
Eaton Corp. PLC	427,634	177,553,637
Electronic Equipment, Instruments & Components-5.17%
Amphenol Corp., Class A	1,295,541	208,193,439
Keysight Technologies, Inc.(b)	220,849	70,468,499
nLight, Inc.(b)(c)	285,088	19,614,054
OSI Systems, Inc.(b)(c)	92,609	20,502,706
	Shares	Value
Electronic Equipment, Instruments & Components-(continued)
Teledyne Technologies, Inc.(b)	104,914	$68,778,471
TTM Technologies, Inc.(b)	346,636	40,015,660
		427,572,829
Machinery-3.97%
Oshkosh Corp.	161,302	22,971,018
Parker-Hannifin Corp.	312,399	305,066,995
		328,038,013
Metals & Mining-3.17%
ATI, Inc.(b)(c)	687,723	128,906,799
Carpenter Technology Corp.	255,946	133,004,899
		261,911,698
Professional Services-4.26%
Amentum Holdings, Inc.(b)(c)	1,045,746	23,215,561
BlackSky Technology, Inc.(b)(c)	278,282	6,414,400
Booz Allen Hamilton Holding Corp.	745,382	51,968,033
CACI International, Inc., Class A(b)(c)	145,332	72,339,003
KBR, Inc.	661,086	24,202,359
Leidos Holdings, Inc.	720,609	83,302,401
Parsons Corp.(b)(c)	292,973	12,952,336
Planet Labs PBC(b)(c)	2,354,265	48,215,347
Science Applications International Corp.(c)	248,972	29,162,090
		351,771,530
Software-1.23%
Palantir Technologies, Inc., Class A(b)	822,791	101,252,660
Total Common Stocks & Other Equity Interests (Cost $6,032,124,820)		8,261,201,763

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $5,700,674)	5,700,674	5,700,674
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $6,037,825,494)		8,266,902,437
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.09%
Invesco Private Government Fund, 3.69%(d)(e)(f)	117,236,831	117,236,831
Invesco Private Prime Fund, 3.82%(d)(e)(f)	303,845,361	303,875,746
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $421,109,094)		421,112,577
TOTAL INVESTMENTS IN SECURITIES-105.14% (Cost $6,458,934,588)		8,688,015,014
OTHER ASSETS LESS LIABILITIES-(5.14)%		(425,000,084)
NET ASSETS-100.00%		$8,263,014,930
See accompanying notes which are an integral part of this schedule.

Invesco Aerospace & Defense ETF (PPA)—(continued)
July 31, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,638,597	$14,918,088	$(11,856,011)	$-	$-	$5,700,674	$38,717
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	152,082,041	293,148,897	(327,994,107)	-	-	117,236,831	1,261,562 *
Invesco Private Prime Fund	394,774,396	499,849,092	(590,741,875)	10,906	(16,773)	303,875,746	3,411,274 *
Total	$549,495,034	$807,916,077	$(930,591,993)	$10,906	$(16,773)	$426,813,251	$4,711,553

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-1.60%
Snap, Inc., Class A(b)	403,603	$1,892,898
Consumer Discretionary-22.12%
Airbnb, Inc., Class A(b)	16,734	2,535,536
Dick’s Sporting Goods, Inc.(c)	10,351	2,027,864
eBay, Inc.	19,067	2,173,829
Expedia Group, Inc.	10,424	3,072,370
Ford Motor Co.	171,577	2,518,750
Marriott International, Inc., Class A	6,135	2,287,312
Rivian Automotive, Inc., Class A(b)(c)	165,204	2,514,405
Tesla, Inc.(b)	5,436	1,691,738
Tractor Supply Co.	71,576	2,202,393
Williams-Sonoma, Inc.	12,584	2,877,457
Yum! Brands, Inc.	14,853	2,276,668
		26,178,322
Consumer Staples-19.56%
Altria Group, Inc.	30,932	2,113,584
Archer-Daniels-Midland Co.	29,249	2,318,568
Church & Dwight Co., Inc.	23,598	2,331,718
Dollar General Corp.	21,683	2,754,825
Estee Lauder Cos., Inc. (The), Class A	29,006	2,433,604
Hershey Co. (The)	11,886	2,080,644
Kimberly-Clark Corp.	23,252	2,541,676
McCormick & Co., Inc.	48,571	2,472,264
PepsiCo, Inc.	15,194	2,120,475
Tyson Foods, Inc., Class A	34,099	1,976,378
		23,143,736
Health Care-7.01%
Bristol-Myers Squibb Co.	38,747	2,530,567
Incyte Corp.(b)	23,365	2,792,585
Mettler-Toledo International, Inc.(b)	2,095	2,967,148
		8,290,300
Industrials-23.83%
Allegion PLC	17,549	2,762,213
Bloom Energy Corp., Class A(b)	8,035	1,653,683
Cintas Corp.	13,237	2,708,687
Expeditors International of Washington, Inc.	14,318	2,403,849
General Dynamics Corp.	6,676	2,559,712
Lennox International, Inc.	4,598	1,912,216
Old Dominion Freight Line, Inc.	10,810	2,293,234
Otis Worldwide Corp.	31,826	2,289,881
PACCAR, Inc.	20,318	2,695,792
Verisk Analytics, Inc.	13,291	2,589,751
W.W. Grainger, Inc.	1,823	2,519,787
Watsco, Inc.(c)	5,868	1,814,973
		28,203,778
Information Technology-12.00%
Cognizant Technology Solutions Corp., Class A	44,215	2,447,300
	Shares	Value
Information Technology-(continued)
F5, Inc.(b)	5,931	$2,387,643
Intel Corp.(b)	19,067	1,719,843
NetApp, Inc.	19,066	3,403,281
Texas Instruments, Inc.	7,440	2,051,506
Zoom Communications, Inc., Class A(b)	22,815	2,191,837
		14,201,410
Materials-6.16%
Dow, Inc.	62,538	1,894,276
International Paper Co.	73,454	2,999,127
PPG Industries, Inc.	21,729	2,401,489
		7,294,892
Utilities-7.67%
Dominion Energy, Inc.	33,490	2,316,503
Public Service Enterprise Group, Inc.	29,058	2,228,167
Southern Co. (The)	24,228	2,290,515
WEC Energy Group, Inc.	20,499	2,243,001
		9,078,186
Total Common Stocks & Other Equity Interests (Cost $111,835,969)		118,283,522
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $42,813)	42,813	42,813
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $111,878,782)		118,326,335
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.70%
Invesco Private Government Fund, 3.69%(d)(e)(f)	1,874,570	1,874,570
Invesco Private Prime Fund, 3.82%(d)(e)(f)	4,870,006	4,870,493
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,745,030)		6,745,063
TOTAL INVESTMENTS IN SECURITIES-105.69% (Cost $118,623,812)		125,071,398
OTHER ASSETS LESS LIABILITIES-(5.69)%		(6,728,858)
NET ASSETS-100.00%		$118,342,540

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)—(continued)
July 31, 2026
(Unaudited)

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$281,623	$(238,810)	$-	$-	$42,813	$129
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,241,009	11,575,482	(10,941,921)	-	-	1,874,570	10,708 *
Invesco Private Prime Fund	3,224,778	29,818,246	(28,172,728)	68	129	4,870,493	28,904 *
Total	$4,465,787	$41,675,351	$(39,353,459)	$68	$129	$6,787,876	$39,741

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Momentum ETF (PDP)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-1.25%
Alphabet, Inc., Class A	50,623	$18,028,369
Consumer Discretionary-1.77%
BorgWarner, Inc.	125,113	7,974,703
Hilton Worldwide Holdings, Inc.	26,544	8,507,087
Marriott International, Inc., Class A	24,392	9,094,069
		25,575,859
Consumer Staples-2.28%
Casey’s General Stores, Inc.	14,105	12,285,455
Costco Wholesale Corp.	21,696	20,652,205
		32,937,660
Energy-5.05%
DT Midstream, Inc.(b)	62,359	8,605,542
HF Sinclair Corp.	126,931	11,610,378
Targa Resources Corp.	154,648	41,812,180
Valero Energy Corp.	34,712	10,861,385
		72,889,485
Financials-6.06%
Affiliated Managers Group, Inc.	23,890	8,761,180
Bank of New York Mellon Corp. (The)	61,610	9,631,491
East West Bancorp, Inc.	65,300	8,554,300
Goldman Sachs Group, Inc. (The)	9,839	10,019,841
Interactive Brokers Group, Inc., Class A	133,100	11,711,469
Morgan Stanley	37,014	7,788,486
Popular, Inc.	57,681	10,106,288
Robinhood Markets, Inc., Class A(c)	242,345	20,977,383
		87,550,438
Health Care-8.75%
Arrowhead Pharmaceuticals, Inc.(b)(c)	235,064	19,898,168
Axsome Therapeutics, Inc.(c)	42,338	9,229,261
Centene Corp.(c)	149,220	9,284,468
CVS Health Corp.	87,910	9,180,441
Exelixis, Inc.(c)	164,447	8,720,624
Guardant Health, Inc.(c)	152,018	24,625,396
Jazz Pharmaceuticals PLC(b)(c)	37,260	9,421,564
Moderna, Inc.(b)(c)	168,622	9,243,858
Revolution Medicines, Inc.(c)	81,749	15,330,390
Roivant Sciences Ltd.(c)	337,975	11,460,732
		126,394,902
Industrials-30.15%
AMETEK, Inc.	41,982	10,147,469
ATI, Inc.(c)	169,761	31,820,002
Carpenter Technology Corp.	64,096	33,308,127
Caterpillar, Inc.	16,058	13,084,219
Clean Harbors, Inc.(c)	38,676	12,100,947
Comfort Systems USA, Inc.	21,754	37,627,676
Cummins, Inc.	13,202	8,372,708
Curtiss-Wright Corp.	18,840	13,640,160
Dycom Industries, Inc.(c)	26,319	10,555,761
Eaton Corp. PLC	23,306	9,676,651
EMCOR Group, Inc.	24,451	19,497,961
Generac Holdings, Inc.(c)	32,045	6,316,390
HEICO Corp.(b)	24,754	8,821,336
Howmet Aerospace, Inc.	96,668	27,285,510
Johnson Controls International PLC	58,478	8,576,385
Modine Manufacturing Co.(b)(c)	38,597	7,760,313
Moog, Inc., Class A	31,969	12,463,115
Mueller Industries, Inc.	239,568	15,909,711
Quanta Services, Inc.	41,219	27,507,912
	Shares	Value
Industrials-(continued)
RBC Bearings, Inc.(c)	16,287	$8,979,186
Sterling Infrastructure, Inc.(c)	25,738	15,359,666
Trane Technologies PLC	51,382	23,376,241
United Rentals, Inc.	16,217	17,502,359
W.W. Grainger, Inc.	20,141	27,839,293
WESCO International, Inc.	23,972	8,234,142
Westinghouse Air Brake Technologies Corp.	34,342	9,988,714
Woodward, Inc.	27,148	9,793,641
		435,545,595
Information Technology-41.79%
Advanced Energy Industries, Inc.	31,894	9,233,951
Advanced Micro Devices, Inc.(c)	30,708	14,621,614
Amkor Technology, Inc.	155,273	7,743,465
Amphenol Corp., Class A	271,908	43,695,616
Apple, Inc.	161,073	49,757,060
Applied Materials, Inc.	51,591	26,191,203
Arista Networks, Inc.(c)	126,581	22,828,883
Cisco Systems, Inc.	75,562	8,764,436
Cloudflare, Inc., Class A(c)	51,210	14,286,566
Coherent Corp.(c)	47,453	12,474,919
Corning, Inc.	70,843	9,794,045
Credo Technology Group Holding Ltd.(c)	39,653	8,207,774
CrowdStrike Holdings, Inc., Class A(c)	50,192	9,579,645
Datadog, Inc., Class A(c)	39,498	10,584,279
Dell Technologies, Inc., Class C	32,680	13,247,492
Entegris, Inc.	57,835	6,885,257
Fortinet, Inc.(c)	60,245	9,756,678
Intel Corp.(c)	144,358	13,021,092
Jabil, Inc.	58,053	18,289,598
Keysight Technologies, Inc.(c)	25,404	8,105,908
KLA Corp.	67,598	12,358,266
Lam Research Corp.	55,868	16,370,441
Lattice Semiconductor Corp.(c)	73,667	9,154,598
MACOM Technology Solutions Holdings, Inc.(c)	90,578	22,774,932
Marvell Technology, Inc.	48,348	9,068,151
Microchip Technology, Inc.	90,057	6,690,335
Micron Technology, Inc.	30,463	25,071,963
MKS, Inc.	40,371	12,008,354
Monolithic Power Systems, Inc.	6,767	9,649,945
ON Semiconductor Corp.(c)	89,303	7,288,018
Onto Innovation, Inc.(c)	35,871	9,275,523
Palo Alto Networks, Inc.(c)	30,282	10,048,476
Qnity Electronics, Inc.	55,837	7,324,698
Sandisk Corp.(c)	23,321	28,331,050
Seagate Technology Holdings PLC	30,975	26,518,627
TD SYNNEX Corp.	32,461	8,300,278
Teradyne, Inc.	34,963	12,855,545
Texas Instruments, Inc.	27,762	7,655,094
TTM Technologies, Inc.(c)	140,078	16,170,604
Western Digital Corp.	54,361	29,618,047
		603,602,426
Materials-1.72%
Freeport-McMoRan, Inc.	119,423	7,479,462
Reliance, Inc.	23,266	9,448,323
Steel Dynamics, Inc.	31,694	7,963,434
		24,891,219
Real Estate-0.67%
Iron Mountain, Inc.	79,583	9,734,593
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Momentum ETF (PDP)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Utilities-0.48%
Talen Energy Corp.(c)	20,567	$6,871,435
Total Common Stocks & Other Equity Interests (Cost $1,285,874,389)		1,444,021,981
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $1,177,228)	1,177,228	1,177,228
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $1,287,051,617)		1,445,199,209
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.91%
Invesco Private Government Fund, 3.69%(d)(e)(f)	10,143,461	10,143,461
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.82%(d)(e)(f)	17,401,527	$17,403,267
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,545,767)		27,546,728
TOTAL INVESTMENTS IN SECURITIES-101.96% (Cost $1,314,597,384)		1,472,745,937
OTHER ASSETS LESS LIABILITIES-(1.96)%		(28,288,934)
NET ASSETS-100.00%		$1,444,457,003

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,796,015	$2,511,282	$(3,130,069)	$-	$-	$1,177,228	$14,449
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,246,832	81,080,657	(77,184,028)	-	-	10,143,461	127,769 *
Invesco Private Prime Fund	16,236,524	166,434,723	(165,263,695)	1,093	(5,378)	17,403,267	347,522 *
Total	$24,279,371	$250,026,662	$(245,577,792)	$1,093	$(5,378)	$28,723,956	$489,740

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Global Listed Private Equity ETF (PSP)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-92.43%
Capital Markets-68.35%
3i Group PLC (United Kingdom)	376,947	$14,490,093
Alaris Equity Partners Income (Canada)	65,628	1,152,238
Ares Capital Corp.(b)	385,595	7,233,762
Blackstone Secured Lending Fund(b)	70,721	1,633,655
Blackstone, Inc., Class A	91,801	11,727,578
Blue Owl Capital Corp., BDC(b)	202,292	2,174,639
Blue Owl Capital, Inc.(b)	966,793	9,957,968
Blue Owl Technology Finance Corp.(b)	197,380	1,961,957
Bridgepoint Group PLC (United Kingdom)(b)(c)	1,000,004	4,315,503
Capital Southwest Corp., BDC(b)	23,801	561,466
Carlyle Group, Inc. (The)(b)	153,818	7,078,704
Chrysalis Investments Ltd. (Guernsey)(d)	547,815	546,615
CVC Capital Partners PLC (Luxembourg)(b)(c)	640,873	10,736,089
Deutsche Beteiligungs AG (Germany)	20,876	509,389
EQT AB (Sweden)(b)	339,561	11,511,935
Fairfax India Holdings Corp. (India)(c)(d)	91,976	1,701,556
FS KKR Capital Corp., BDC(b)	103,717	1,096,289
Georgia Capital PLC (Georgia)(d)	31,465	1,679,930
Gimv N.V. (Belgium)(b)	43,386	2,229,062
Gladstone Investment Corp.(b)	72,317	1,167,920
Golub Capital BDC, Inc.(b)	85,092	1,091,730
Hamilton Lane, Inc., Class A	41,563	3,695,366
Hercules Capital, Inc.	72,945	1,197,757
Integral Corp. (Japan)(b)	26,296	482,844
IP Group PLC (United Kingdom)(d)	1,257,819	1,064,809
JAFCO Group Co. Ltd. (Japan)(b)	80,755	1,132,328
KKR & Co., Inc., Class A	113,378	11,499,930
Main Street Capital Corp.(b)	43,029	2,341,208
Molten Ventures PLC (United Kingdom)(d)	298,451	2,458,618
Mutares SE & Co. KGaA (Germany)(b)	34,676	1,065,667
Neostellar Capital Corp.(b)	40,101	407,025
Oaktree Specialty Lending Corp.(b)	46,338	537,984
Onex Corp. (Canada)	78,302	5,991,330
Partners Group Holding AG (Switzerland)(b)	11,830	9,853,337
Patria Investments Ltd., Class A (Cayman Islands)(b)	149,856	1,621,442
Ratos AB, Class B (Sweden)	462,688	1,745,718
Ridgepost Capital, Inc., Class A(b)	137,562	1,185,784
Seraphim Space Investment Trust PLC (United Kingdom)(b)(d)	470,965	973,972
Sixth Street Specialty Lending, Inc.(b)	31,751	544,847
Stack Capital Group, Inc. (Canada)(b)(d)	26,606	329,623
StepStone Group, Inc., Class A(b)	86,865	3,809,899
TPG, Inc.	257,009	11,221,013
Trinity Capital, Inc., BDC(b)	33,021	579,519
Woori Technology Investment Co. Ltd. (South Korea)(d)	159,368	482,350
		158,780,448
Consumer Staples Distribution & Retail-1.80%
Sonae SGPS S.A. (Portugal)	1,787,670	4,189,712
Diversified Consumer Services-2.29%
Graham Holdings Co., Class B(b)	4,424	5,324,461
Electrical Equipment-2.53%
Rosebank Industries PLC(b)(d)	1,297,364	5,876,751
Financial Services-14.85%
Cannae Holdings, Inc.(b)	38,210	555,955
	Shares	Value
Financial Services-(continued)
Compass Diversified Holdings(d)	104,268	$1,051,021
Eurazeo SE (France)	88,635	4,862,660
HAL Trust (Netherlands)	57,131	10,857,649
Kinnevik AB, Class B (Sweden)(b)(d)	445,739	2,455,026
Sofina S.A. (Belgium)(b)	38,083	10,767,827
Wendel SE (France)(b)	40,762	3,944,196
		34,494,334
Industrial Conglomerates-2.61%
Brookfield Business Corp. (Canada)	168,956	5,007,798
Italmobiliare S.p.A. (Italy)(b)	35,063	1,053,788
		6,061,586
Total Common Stocks & Other Equity Interests (Cost $222,489,599)		214,727,292

Closed-End Funds-7.38%
Destiny Tech100, Inc.(b)(d)	26,476	606,036
Goldman Sachs BDC, Inc., BDC(b)	62,550	538,556
HBM Healthcare Investments AG (Switzerland)	5,688	1,761,317
HgCapital Trust PLC (United Kingdom)(b)	765,927	4,024,949
NB Private Equity Partners Ltd. (Guernsey)	57,033	1,146,838
Oakley Capital Investments Ltd. (Bermuda)(d)	238,358	1,673,832
Pantheon International PLC (United Kingdom)(d)	636,435	3,382,653
Partners Group Private Equity Ltd. (Guernsey)	109,199	878,866
Schiehallion Fund Ltd. (The) (Guernsey)(c)(d)	1,284,170	2,520,379
Syncona Ltd. (United Kingdom)(d)	420,545	601,914
Total Closed-End Funds (Cost $15,818,904)		17,135,340

Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(e)(f) (Cost $311,211)	311,211	311,211
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $238,619,714)		232,173,843
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.33%
Invesco Private Government Fund, 3.69%(e)(f)(g)	20,781,676	20,781,676
Invesco Private Prime Fund, 3.82%(e)(f)(g)	54,303,729	54,309,159
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $75,092,638)		75,090,835
TOTAL INVESTMENTS IN SECURITIES-132.27% (Cost $313,712,352)		307,264,678
OTHER ASSETS LESS LIABILITIES-(32.27)%		(74,960,761)
NET ASSETS-100.00%		$232,303,917
See accompanying notes which are an integral part of this schedule.

Invesco Global Listed Private Equity ETF (PSP)—(continued)
July 31, 2026
(Unaudited)
Investment Abbreviations:
BDC	-Business Development Company

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $19,273,527, which represented 8.30% of the Fund’s Net Assets.

(d)	Non-income producing security.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,653,445	$(5,342,234)	$-	$-	$311,211	$2,328
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,471,611	27,187,329	(28,877,264)	-	-	20,781,676	195,805 *
Invesco Private Prime Fund	58,744,538	42,425,473	(46,859,977)	4,264	(5,139)	54,309,159	535,004 *
Total	$81,216,149	$75,266,247	$(81,079,475)	$4,264	$(5,139)	$75,402,046	$733,137

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
United Kingdom	13.49%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Golden Dragon China ETF (PGJ)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-20.70%
Autohome, Inc., ADR(b)	41,794	$970,457
Baidu, Inc., ADR(b)(c)	56,784	6,309,270
Bilibili, Inc., ADR(b)(c)	72,824	1,390,938
Hello Group, Inc., ADR	107,377	643,188
HUYA, Inc., ADR	58,709	143,837
iQIYI, Inc., ADR(c)	324,606	412,250
NetEase, Inc., ADR	49,084	6,541,425
Sohu.com Ltd., ADR(c)	16,541	229,424
So-Young International, Inc., ADR(b)(c)	49,509	91,096
Tencent Music Entertainment Group, ADR	332,605	3,143,117
Weibo Corp., ADR(b)	49,486	403,311
Zhihu, Inc., ADR(c)	26,280	85,936
		20,364,249
Consumer Discretionary-52.43%
Alibaba Group Holding Ltd., ADR(b)	61,851	7,561,285
Atour Lifestyle Holdings Ltd., ADR	58,818	2,019,222
ATRenew, Inc., ADR	97,875	414,990
Baozun, Inc., ADR(c)	28,247	81,069
Chagee Holdings Ltd., ADR(b)	52,784	593,820
ECARX Holdings, Inc.(b)(c)	207,314	219,753
Gaotu Techedu, Inc., ADR(c)	93,892	170,883
H World Group Ltd., ADR	84,622	3,612,513
Hesai Group, ADR(b)(c)	6,267	105,912
JD.com, Inc., ADR	266,526	8,798,023
Li Auto, Inc., ADR(b)(c)	127,184	1,733,518
MINISO Group Holding Ltd., ADR(b)	17,735	230,555
New Oriental Education & Technology Group, Inc., ADR	63,839	3,759,479
NIO, Inc., ADR(b)(c)	686,094	3,348,139
Niu Technologies, ADR(c)	32,745	84,810
TAL Education Group, ADR(c)	256,453	3,205,663
Uxin Ltd., ADR(c)	32,004	44,486
Vipshop Holdings Ltd., ADR	253,653	3,891,037
WeRide, Inc., ADR(b)(c)	145,503	846,827
XPeng, Inc., ADR(b)(c)	132,862	1,727,206
Youdao, Inc., ADR(b)(c)	23,378	392,750
Yum China Holdings, Inc.	181,085	8,724,675
		51,566,615
Consumer Staples-1.28%
DingDong (Cayman) Ltd., ADR(b)(c)	87,044	223,703
RLX Technology, Inc., ADR	435,602	879,916
Yatsen Holding Ltd., ADR(c)	44,554	152,820
		1,256,439
Financials-6.66%
FinVolution Group, ADR(b)	119,724	580,662
High Templar Tech Ltd., ADR(c)	123,884	302,277
LexinFintech Holdings Ltd., ADR	91,690	133,867
Lufax Holding Ltd., ADR(c)	172,973	269,838
Maase, Inc.(b)(c)	219,827	3,910,722
Noah Holdings Ltd., ADR	25,571	216,075
Qfin Holdings, Inc., ADR	74,268	1,030,840
Waterdrop, Inc., ADR	96,178	107,719
		6,552,000
Health Care-0.57%
Adagene, Inc., ADR(b)(c)	42,285	158,569
	Shares	Value
Health Care-(continued)
Burning Rock Biotech Ltd., ADR(c)	3,858	$33,950
Zai Lab Ltd., ADR(b)(c)	20,368	372,123
		564,642
Industrials-10.66%
BingEx Ltd., ADR(c)	25,150	55,833
EHang Holdings Ltd., ADR(b)(c)	33,580	172,265
Full Truck Alliance Co. Ltd., ADR	402,773	3,822,316
Julong Holding Ltd.(b)(c)	7,087	44,152
Kanzhun Ltd., ADR	238,515	3,883,024
ZKH Group Ltd., ADR(b)(c)	67,892	198,245
ZTO Express (Cayman), Inc., ADR	96,059	2,307,337
		10,483,172
Information Technology-5.35%
Agora, Inc., ADR(c)	45,378	181,512
Canadian Solar, Inc. (Canada)(b)(c)	41,952	632,636
Daqo New Energy Corp., ADR(c)	45,802	557,410
GDS Holdings Ltd., ADR(b)(c)	58,607	1,918,793
JinkoSolar Holding Co. Ltd., ADR	23,363	353,716
Kingsoft Cloud Holdings Ltd., ADR(b)(c)	13,679	152,521
Mmtec, Inc.(c)	61,606	250,120
Next Technology Holding, Inc.(b)(c)	66,922	32,792
Pony AI, Inc., ADR(b)(c)	12,374	97,383
Tuya, Inc., ADR	149,908	251,846
Vnet Group, Inc., ADR(b)(c)	90,465	648,634
Xunlei Ltd., ADR(b)(c)	33,796	180,471
		5,257,834
Real Estate-2.28%
KE Holdings, Inc., ADR	132,309	2,242,638
Total Common Stocks & Other Equity Interests (Cost $138,567,500)		98,287,589

Money Market Funds-0.25%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $242,791)	242,791	242,791
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.18% (Cost $138,810,291)		98,530,380
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.91%
Invesco Private Government Fund, 3.69%(d)(e)(f)	7,081,876	7,081,876
Invesco Private Prime Fund, 3.82%(d)(e)(f)	13,480,837	13,482,185
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,563,534)		20,564,061
TOTAL INVESTMENTS IN SECURITIES-121.09% (Cost $159,373,825)		119,094,441
OTHER ASSETS LESS LIABILITIES-(21.09)%		(20,744,035)
NET ASSETS-100.00%		$98,350,406
See accompanying notes which are an integral part of this schedule.

Invesco Golden Dragon China ETF (PGJ)—(continued)
July 31, 2026
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$437,937	$1,017,346	$(1,212,492)	$-	$-	$242,791	$2,437
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,216,001	38,853,890	(40,988,015)	-	-	7,081,876	61,744 *
Invesco Private Prime Fund	23,927,588	62,447,620	(72,893,303)	752	(472)	13,482,185	169,386 *
Total	$33,581,526	$102,318,856	$(115,093,810)	$752	$(472)	$20,806,852	$233,567

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco MSCI Sustainable Future ETF (ERTH)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Automobiles-16.62%
BYD Co. Ltd., A Shares (China)	64,257	$910,925
BYD Co. Ltd., H Shares (China)	579,279	6,925,894
Li Auto, Inc., A Shares (China)(b)(c)	239,926	1,634,218
Lucid Group, Inc.(b)(c)	34,184	252,278
NIO, Inc., A shares (China)(b)(c)	345,266	1,694,338
OLA Electric Mobility Ltd. (India)(b)	371,020	150,348
Polestar Automotive Holding UK PLC, ADR (United Kingdom)(b)(c)	12,728	183,283
Rivian Automotive, Inc., Class A(b)(c)	183,461	2,792,277
Seres Group Co. Ltd., A Shares (China)	19,300	178,048
Tesla, Inc.(b)	17,182	5,347,210
XPeng, Inc. (China)(b)	246,754	1,600,684
Zhejiang Leapmotor Technology Co. Ltd., H Shares (China)(b)(c)(d)	100,097	511,052
		22,180,555
Building Products-4.19%
Advanced Drainage Systems, Inc.	13,813	1,912,824
Inwido AB (Sweden)	10,040	180,727
Kingspan Group PLC (Ireland)	30,198	2,800,391
Recticel S.A. (Belgium)	7,863	112,094
Rockwool A/S, Class B (Denmark)	18,528	590,645
		5,596,681
Chemicals-0.06%
Finolex Industries Ltd. (India)	48,784	83,035
Commercial Services & Supplies-0.71%
China Everbright Environment Group Ltd. (China)	695,361	452,871
Dynagreen Environmental Protection Group Co. Ltd., H Shares (China)(d)	73,986	52,623
Interface, Inc.(c)	11,214	384,192
Zhejiang Weiming Environment Protection Co. Ltd., A Shares (China)	24,320	55,048
		944,734
Construction & Engineering-0.55%
China Conch Venture Holdings Ltd. (China)	281,910	316,686
Envision Greenwise Holdings Ltd. (Hong Kong)(b)(c)(d)	269,000	164,625
Inox Green Energy Services Ltd. (India)(b)	21,852	38,892
Techno Electric & Engineering Co. Ltd. (India)	9,783	100,411
Waaree Renewable Technologies Ltd. (India)(b)	4,956	47,336
West Holdings Corp. (Japan)(c)	3,989	62,616
		730,566
Diversified REITs-1.25%
American Assets Trust, Inc.	9,656	227,785
Merlin Properties SOCIMI S.A. (Spain)	82,758	1,435,103
		1,662,888
Electrical Equipment-15.31%
Array Technologies, Inc.(b)(c)	30,078	157,007
Ballard Power Systems, Inc. (Canada)(b)	50,623	134,600
Contemporary Amperex Technology Co. Ltd., A Shares (China)	52,136	3,053,810
Contemporary Amperex Technology Co. Ltd., H Shares (China)(c)	34,493	2,730,909
CS Wind Corp. (South Korea)(b)	5,008	130,365
Energiekontor AG (Germany)	1,351	53,274
Energy Vault Holdings, Inc.(b)(c)	23,858	67,995
	Shares	Value
Electrical Equipment-(continued)
Goldwind Science & Technology Co. Ltd., A Shares (China)	40,600	$110,264
Inox Renewable Solutions Ltd. (India)(b)(e)	2,666	286
Inox Wind Ltd. (India)(b)	153,923	125,859
Kempower OYJ (Finland)(b)(c)	4,122	48,781
LG Energy Solution Ltd. (South Korea)(b)	9,254	2,093,534
Nextpower, Inc., Class A(b)	28,536	2,564,530
Nordex SE (Germany)(b)	25,680	1,144,788
Olectra Greentech Ltd. (India)	7,310	101,383
PNE AG (Germany)(c)	5,208	63,477
REPT BATTERO Energy Co. Ltd., H Shares (China)(b)	68,641	94,347
Shoals Technologies Group, Inc., Class A(b)(c)	33,009	288,499
Signify N.V.	23,655	403,414
Sungrow Power Supply Co. Ltd., A Shares (China)	24,520	376,748
Sunrun, Inc.(b)(c)	45,030	441,744
Suzlon Energy Ltd. (India)(b)	2,033,838	1,021,988
T1 Energy, Inc. (Norway)(b)(c)	34,301	143,035
Vestas Wind Systems A/S (Denmark)	189,095	5,078,402
		20,429,039
Electronic Equipment, Instruments & Components-0.58%
Badger Meter, Inc.(c)	5,749	772,378
Food Products-2.05%
Darling Ingredients, Inc.(b)	31,279	1,896,759
SalMar ASA (Norway)	13,396	729,809
SLC Agricola S.A. (Brazil)	39,463	103,927
		2,730,495
Ground Transportation-1.35%
Beijing-Shanghai High Speed Railway Co. Ltd., A Shares (China)	579,200	439,911
BTS Group Holdings PCL, Wts., expiring 11/20/2026 (Thailand)(b)	1	0
Dubai Taxi Co. PJSC (United Arab Emirates)	123,700	71,681
MTR Corp. Ltd. (Hong Kong)(c)	306,540	1,293,477
		1,805,069
Household Durables-2.40%
Beazer Homes USA, Inc.(b)(c)	5,218	167,498
Bellway PLC (United Kingdom)	22,990	618,515
Berkeley Group Holdings PLC (The) (United Kingdom)(b)	18,506	872,791
KB Home	11,717	644,084
Meritage Homes Corp.	12,812	899,402
		3,202,290
Independent Power and Renewable Electricity Producers-6.59%
ACEN Corp. (Philippines)	1,818,637	86,479
Acme Solar Holdings Ltd. (India)	36,374	138,218
Boralex, Inc., Class A (Canada)(c)	17,287	456,928
China Datang Corp. Renewable Power Co. Ltd., H Shares (China)(c)	462,736	75,525
China Longyuan Power Group Corp. Ltd., H Shares (China)	489,273	360,023
China Three Gorges Renewables (Group) Co. Ltd., A Shares (China)	337,300	194,798
Clearway Energy, Inc., Class C(c)	23,270	738,357
Doral Group Renewable Energy Resources Ltd. (Israel)(b)	16,132	362,865
EDP Renovaveis S.A. (Spain)(c)	62,879	973,491
Energix-Renewable Energies Ltd. (Israel)	57,055	412,686
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Independent Power and Renewable Electricity Producers-(continued)
Enlight Renewable Energy Ltd. (Israel)(b)	27,435	$2,324,071
ERG S.p.A. (Italy)(c)	10,413	263,737
Grenergy Renovables S.A. (Spain)(b)	2,687	284,460
KPI Green Energy Ltd. (India)(d)	17,576	68,799
Margun Enerji Uretim Sanayi ve Ticaret A.S (Turkey)(b)	119,692	92,946
Meshek Energy Renewable Energies Ltd. (Israel)(b)	64,599	235,705
Ormat Technologies, Inc.	11,984	1,169,399
Solaria Energia y Medio Ambiente S.A. (Spain)(b)	13,602	262,623
Voltalia S.A. (France)(b)(c)	6,350	51,148
Xinyi Energy Holdings Ltd. (China)(c)	402,913	46,194
XPLR Infrastructure L.P.(b)	16,625	197,838
		8,796,290
Industrial REITs-2.75%
CRE Logistics REIT, Inc. (Japan)(c)	114	100,758
GLP J-Reit (Japan)	851	772,766
Japan Logistics Fund, Inc. (Japan)(c)	540	334,602
LaSalle Logiport REIT (Japan)	325	310,657
Mitsubishi Estate Logistics REIT Investment Corp. (Japan)	270	210,721
Nippon Prologis REIT, Inc. (Japan)	1,322	750,735
SOSiLA Logistics REIT, Inc. (Japan)	135	92,111
Tritax Big Box REIT PLC (United Kingdom)	480,726	1,103,606
		3,675,956
IT Services-3.03%
Applied Digital Corp.(b)(c)	50,674	1,387,961
GDS Holdings Ltd., A Shares (China)(b)	213,778	869,983
Kingsoft Cloud Holdings Ltd., H shares (China)(b)	512,600	382,723
NEXTDC Ltd. (Australia)(b)(c)	149,883	1,407,136
		4,047,803
Machinery-1.26%
Alstom S.A. (France)(b)	68,290	1,262,285
Energy Recovery, Inc.(b)	10,079	87,183
Stadler Rail AG (Switzerland)(c)	10,886	330,321
		1,679,789
Metals & Mining-0.59%
Century Iron and Steel Industrial Co. Ltd. (Taiwan)	34,000	109,162
Sigma Lithium Corp. (Brazil)(b)	12,025	118,687
Sims Ltd.	31,408	559,961
		787,810
Office REITs-8.77%
Brandywine Realty Trust(c)	32,338	98,308
Champion REIT (Hong Kong)(c)	361,100	107,163
Colonial SFL Socimi S.A. (Spain)(c)	55,874	356,839
Cousins Properties, Inc.	32,724	1,032,442
Covivio S.A. (France)	10,453	636,687
Cromwell Property Group (Australia)	280,961	84,917
Douglas Emmett, Inc.	31,317	370,167
Embassy Office Parks REIT (India)	168,567	773,680
Gecina S.A. (France)	8,709	752,786
Global One Real Estate Investment Corp. (Japan)	213	149,544
Highwoods Properties, Inc.(c)	21,711	719,285
Japan Excellent, Inc. (Japan)	216	195,141
	Shares	Value
Office REITs-(continued)
Japan Prime Realty Investment Corp. (Japan)	678	$416,295
Japan Real Estate Investment Corp. (Japan)	1,290	986,429
JBG SMITH Properties	11,596	162,924
Keppel REIT (Singapore)	586,229	420,089
Kilroy Realty Corp.(c)	21,005	815,414
Mori Hills REIT Investment Corp. (Japan)(c)	283	230,600
Nippon Building Fund, Inc. (Japan)	1,477	1,244,921
ORIX JREIT, Inc. (Japan)	1,034	668,597
Piedmont Realty Trust, Inc., Class A(b)(c)	24,575	238,132
Vornado Realty Trust(c)	31,570	1,243,542
		11,703,902
Oil, Gas & Consumable Fuels-0.28%
REX American Resources Corp.(b)	5,670	244,037
Verbio SE (Germany)(b)	4,063	135,304
		379,341
Paper & Forest Products-2.03%
Canfor Corp. (Canada)(b)	11,031	118,028
Louisiana-Pacific Corp.	12,384	896,973
Suzano S.A. (Brazil)	118,579	1,011,060
West Fraser Timber Co. Ltd. (Canada)	10,513	680,308
		2,706,369
Real Estate Management & Development-1.21%
China Overseas Grand Oceans Group Ltd. (China)(c)	330,317	103,212
Fabege AB (Sweden)(c)	36,008	281,874
Henderson Land Development Co. Ltd. (Hong Kong)	262,299	951,028
Lighthouse Properties PLC (Mauritius)	229,946	112,526
Mahindra Lifespace Developers Ltd. (India)	19,001	78,184
Platzer Fastigheter Holding AB, Class B (Sweden)	11,373	87,793
		1,614,617
Retail REITs-9.21%
AEON REIT Investment Corp. (Japan)(c)	313	239,071
CapitaLand Integrated Commercial Trust (Singapore)	1,202,604	2,331,485
Eurocommercial Properties N.V. (Netherlands)	8,691	280,496
First Capital REIT (Canada)	20,570	336,223
Fortune REIT (Hong Kong)(c)	283,000	174,297
Frasers Centrepoint Trust (Singapore)	220,773	390,139
Klepierre S.A. (France)	42,393	1,921,194
Lendlease Global Commercial REIT (Singapore)	488,419	224,352
Mapletree Pan Asia Commercial Trust (Singapore)(c)	416,576	431,556
Mercialys S.A. (France)	18,492	255,758
Scentre Group (Australia)	1,029,514	2,821,326
SmartCentres REIT (Canada)(c)	14,307	301,366
Unibail-Rodamco-Westfield (France)	21,301	2,589,431
		12,296,694
Semiconductors & Semiconductor Equipment-10.33%
CSI Solar Co. Ltd. (China)	42,443	65,944
Enphase Energy, Inc.(b)(c)	25,305	949,950
First Solar, Inc.(b)	20,118	4,245,501
Hangzhou First Applied Material Co. Ltd., A Shares (China)	30,400	65,969
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
JA Solar Technology Co. Ltd., A Shares (China)(b)	38,208	$42,465
Jinko Solar Co. Ltd., A Shares (China)(b)	120,000	76,971
JinkoSolar Holding Co. Ltd., ADR (China)(c)	5,692	86,177
LONGi Green Energy Technology Co. Ltd., A Shares (China)(b)	89,272	171,596
NVIDIA Corp.	31,473	6,318,205
Premier Energies Ltd. (India)(d)	22,414	239,948
SMA Solar Technology AG (Germany)(b)	3,072	188,062
SolarEdge Technologies, Inc.(b)(c)	11,888	489,786
TCL Zhonghuan Renewable Energy Technology Co. Ltd., A Shares (China)(b)	47,300	61,677
Trina Solar Co. Ltd., A Shares (China)(b)	27,800	55,896
Waaree Energies Ltd. (India)	17,080	479,076
Xinyi Solar Holdings Ltd. (China)	898,451	252,235
		13,789,458
Software-0.06%
Tuya, Inc., ADR (China)	50,518	84,870
Specialized REITs-8.26%
Big Yellow Group PLC (United Kingdom)	37,006	442,391
Digital Realty Trust, Inc.	37,272	7,026,518
Weyerhaeuser Co.	142,093	3,556,588
		11,025,497
Transportation Infrastructure-0.22%
Taiwan High Speed Rail Corp. (Taiwan)	362,069	290,571
Water Utilities-0.17%
Beijing Enterprises Water Group Ltd. (China)	789,041	232,252
Total Common Stocks & Other Equity Interests (Cost $140,942,747)		133,248,949
	Shares	Value

Money Market Funds-0.26%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(f)(g) (Cost $341,826)	341,826	$341,826
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $141,284,573)		133,590,775
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.56%
Invesco Private Government Fund, 3.69%(f)(g)(h)	4,660,311	4,660,311
Invesco Private Prime Fund, 3.82%(f)(g)(h)	12,103,555	12,104,765
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,764,993)		16,765,076
TOTAL INVESTMENTS IN SECURITIES-112.65% (Cost $158,049,566)		150,355,851
OTHER ASSETS LESS LIABILITIES-(12.65)%		(16,886,608)
NET ASSETS-100.00%		$133,469,243

Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust
Wts.	-Warrants

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $1,037,047, which represented less than 1% of the Fund’s Net Assets.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$251,037	$3,482,341	$(3,391,552)	$-	$-	$341,826	$3,091
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)
July 31, 2026
(Unaudited)
	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$6,476,961	$13,491,878	$(15,308,528)	$-	$-	$4,660,311	$54,927 *
Invesco Private Prime Fund	16,840,717	28,271,702	(33,007,314)	458	(798)	12,104,765	149,211 *
Total	$23,568,715	$45,245,921	$(51,707,394)	$458	$(798)	$17,106,902	$207,229

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	18.26%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 BuyWrite ETF (PBP)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-101.26%
Communication Services-10.03%
Alphabet, Inc., Class A	33,022	$11,760,125
Alphabet, Inc., Class C	26,613	9,491,526
AppLovin Corp., Class A(b)	1,516	600,184
AT&T, Inc.	39,143	910,075
Charter Communications, Inc., Class A(b)	473	68,576
Comcast Corp., Class A	20,072	480,925
EchoStar Corp., Class A(b)	767	64,497
Electronic Arts, Inc.	1,269	266,312
Fox Corp., Class A	1,125	65,509
Fox Corp., Class B	785	40,773
Live Nation Entertainment, Inc.(b)	892	155,324
Meta Platforms, Inc., Class A	12,365	6,883,719
Netflix, Inc.(b)	23,723	1,701,176
News Corp., Class A	2,057	56,691
News Corp., Class B	679	21,232
Omnicom Group, Inc.	1,605	126,314
Paramount Skydance Corp.	1,778	14,153
Take-Two Interactive Software, Inc.(b)	980	238,062
TKO Group Holdings, Inc.	355	64,543
T-Mobile US, Inc.	2,620	452,500
Trade Desk, Inc. (The), Class A(b)	2,406	43,404
Verizon Communications, Inc.	23,524	1,101,158
Walt Disney Co. (The)	9,784	941,123
Warner Bros. Discovery, Inc.(b)	13,962	367,201
		35,915,102
Consumer Discretionary-9.51%
Airbnb, Inc., Class A(b)	2,355	356,830
Amazon.com, Inc.(b)	55,129	14,971,934
Aptiv PLC(b)	1,193	67,369
AutoZone, Inc.(b)	91	274,479
Best Buy Co., Inc.	1,105	95,317
Booking Holdings, Inc.	4,365	842,008
Carnival Corp. Ltd.	7,246	201,511
Carvana Co.(b)	4,034	251,560
Chipotle Mexican Grill, Inc.(b)	7,225	268,915
D.R. Horton, Inc.	1,486	212,587
Darden Restaurants, Inc.	645	131,309
Deckers Outdoor Corp.(b)	802	77,698
Domino’s Pizza, Inc.	175	60,802
DoorDash, Inc., Class A(b)	2,132	418,213
eBay, Inc.	2,500	285,025
Expedia Group, Inc.	645	190,107
Ford Motor Co.	22,048	323,665
Garmin Ltd.	924	271,453
General Motors Co.	5,078	451,231
Genuine Parts Co.	777	96,635
Hasbro, Inc.	757	71,113
Hilton Worldwide Holdings, Inc.	1,282	410,868
Home Depot, Inc. (The)	5,611	1,862,628
Las Vegas Sands Corp.	1,679	82,086
Lennar Corp., Class A	1,212	99,808
Lowe’s Cos., Inc.	3,154	655,433
lululemon Athletica, Inc.(b)	591	70,252
Marriott International, Inc., Class A	1,233	459,699
McDonald’s Corp.	4,003	1,083,372
MGM Resorts International(b)	1,079	48,091
NIKE, Inc., Class B	6,758	281,876
Norwegian Cruise Line Holdings Ltd.(b)	2,585	47,900
NVR, Inc.(b)	15	92,206
O’Reilly Automotive, Inc., Class R(b)	4,668	417,086
PulteGroup, Inc.	1,072	135,576
	Shares	Value
Consumer Discretionary-(continued)
Ralph Lauren Corp.	219	$83,294
Ross Stores, Inc.	1,815	455,692
Royal Caribbean Cruises Ltd.	1,406	447,530
Starbucks Corp.	6,421	675,810
Tapestry, Inc.	1,140	173,702
Tesla, Inc.(b)	15,848	4,932,056
TJX Cos., Inc. (The)	6,229	980,071
Tractor Supply Co.	2,955	90,925
Ulta Beauty, Inc.(b)	246	126,156
Williams-Sonoma, Inc.	663	151,602
Wynn Resorts Ltd.	474	47,073
Yum! Brands, Inc.	1,553	238,044
		34,068,597
Consumer Staples-4.72%
Altria Group, Inc.	9,406	642,712
Archer-Daniels-Midland Co.	2,715	215,218
Brown-Forman Corp., Class B	948	27,236
Bunge Global S.A.	764	81,160
Casey’s General Stores, Inc.	209	182,039
Church & Dwight Co., Inc.	1,334	131,813
Clorox Co. (The)	681	65,056
Coca-Cola Co. (The)	21,813	1,910,601
Colgate-Palmolive Co.	4,509	411,672
Constellation Brands, Inc., Class A	787	102,491
Costco Wholesale Corp.	2,498	2,377,821
Dollar General Corp.	1,241	157,669
Dollar Tree, Inc.(b)	1,020	129,754
Estee Lauder Cos., Inc. (The), Class A	1,392	116,789
General Mills, Inc.	3,007	107,500
Hershey Co. (The)	836	146,342
Hormel Foods Corp.	1,642	41,066
J.M. Smucker Co. (The)	601	71,675
Kenvue, Inc.	10,816	208,100
Keurig Dr Pepper, Inc.	7,666	238,566
Kimberly-Clark Corp.	1,870	204,410
Kraft Heinz Co. (The)	4,810	124,338
Kroger Co. (The)	3,194	184,422
McCormick & Co., Inc.	1,432	72,889
Molson Coors Beverage Co., Class B	904	37,570
Mondelez International, Inc., Class A	7,230	450,501
Monster Beverage Corp.(b)	4,021	387,544
PepsiCo, Inc.	7,699	1,074,472
Philip Morris International, Inc. (Switzerland)	8,779	1,675,209
Procter & Gamble Co. (The)	13,117	1,895,275
Sysco Corp.	2,694	229,637
Target Corp.	2,558	369,605
Tyson Foods, Inc., Class A	1,588	92,040
Walmart, Inc.	24,698	2,746,418
		16,909,610
Energy-3.40%
APA Corp.	1,990	74,267
Baker Hughes Co., Class A	5,588	338,018
Chevron Corp.	10,547	2,075,966
ConocoPhillips	6,862	826,734
Devon Energy Corp.	6,495	293,119
Diamondback Energy, Inc.	1,095	222,230
EOG Resources, Inc.	3,001	446,219
EQT Corp.	3,522	187,687
Expand Energy Corp.	1,347	126,659
ExxonMobil Holdings Corp.	23,350	3,629,524
Halliburton Co.	4,705	151,736
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Energy-(continued)
Kinder Morgan, Inc.	11,030	$354,945
Marathon Petroleum Corp.	1,644	520,277
Occidental Petroleum Corp.	4,090	233,416
ONEOK, Inc.	3,548	322,194
Phillips 66	2,257	477,762
SLB Ltd.	8,422	417,647
Targa Resources Corp.	1,209	326,877
Texas Pacific Land Corp.	326	131,241
Valero Energy Corp.	1,671	522,856
Williams Cos., Inc. (The)	6,889	492,839
		12,172,213
Financials-12.63%
Aflac, Inc.	2,579	328,771
Allstate Corp. (The)	1,451	383,180
American Express Co.	2,998	1,008,078
American International Group, Inc.	2,988	234,797
Ameriprise Financial, Inc.	508	277,287
Aon PLC, Class A	1,203	433,742
Apollo Global Management, Inc.	2,597	326,157
Arch Capital Group Ltd.(b)	1,959	196,938
Ares Management Corp., Class A	1,189	152,299
Arthur J. Gallagher & Co.	1,448	361,160
Assurant, Inc.	280	78,173
Bank of America Corp.	36,782	2,278,645
Bank of New York Mellon Corp. (The)	3,864	604,059
Berkshire Hathaway, Inc., Class B(b)	10,326	5,282,162
BlackRock, Inc.	815	888,668
Blackstone, Inc., Class A	4,183	534,378
Block, Inc., Class A(b)	3,016	245,020
Brown & Brown, Inc.	1,641	115,526
Capital One Financial Corp.	3,505	732,580
Cboe Global Markets, Inc.	591	183,346
Charles Schwab Corp. (The)	9,210	969,260
Chubb Ltd.	2,033	712,932
Cincinnati Financial Corp.	872	154,937
Citigroup, Inc.	9,608	1,272,580
Citizens Financial Group, Inc.	2,382	170,670
CME Group, Inc., Class A	2,042	546,827
Coinbase Global, Inc., Class A(b)	1,253	183,264
Corpay, Inc.(b)	368	140,616
Erie Indemnity Co., Class A	142	34,370
Everest Group Ltd.	224	83,810
FactSet Research Systems, Inc.	206	54,219
Fidelity National Information Services, Inc.	2,910	130,281
Fifth Third Bancorp	5,103	288,320
Fiserv, Inc.(b)	3,004	162,036
Franklin Resources, Inc.	1,729	58,544
Global Payments, Inc.	1,309	110,061
Globe Life, Inc.	437	79,643
Goldman Sachs Group, Inc. (The)	1,661	1,691,529
Hartford Insurance Group, Inc. (The)	1,544	219,109
Huntington Bancshares, Inc.	11,420	194,597
Interactive Brokers Group, Inc., Class A	2,508	220,679
Intercontinental Exchange, Inc.	3,185	485,649
Invesco Ltd.(c)	2,497	73,911
Jack Henry & Associates, Inc.	400	61,616
JPMorgan Chase & Co.	15,096	5,310,622
KeyCorp	5,193	117,310
KKR & Co., Inc., Class A	3,896	395,171
Loews Corp.	950	110,210
M&T Bank Corp.	826	203,436
Marsh & McLennan Cos., Inc.	2,714	514,819
	Shares	Value
Financials-(continued)
Mastercard, Inc., Class A	4,546	$2,605,313
MetLife, Inc.	3,044	292,620
Moody’s Corp.	848	405,666
Morgan Stanley	6,754	1,421,177
MSCI, Inc.	409	234,046
Nasdaq, Inc.	2,516	236,982
Northern Trust Corp.	1,041	189,660
PayPal Holdings, Inc.	4,969	284,277
PNC Financial Services Group, Inc. (The)	2,260	564,706
Principal Financial Group, Inc.	1,109	126,093
Progressive Corp. (The)	3,292	695,995
Prudential Financial, Inc.	1,953	238,422
Raymond James Financial, Inc.	977	171,932
Regions Financial Corp.	4,808	148,808
Robinhood Markets, Inc., Class A(b)	4,456	385,711
S&P Global, Inc.	1,709	703,988
State Street Corp.	1,559	287,105
Synchrony Financial	1,895	143,622
T. Rowe Price Group, Inc.	1,207	134,882
TPG, Inc.(b)(d)	1,309	0
Travelers Cos., Inc. (The)	1,198	448,483
Truist Financial Corp.	7,019	363,865
U.S. Bancorp	8,744	550,959
Visa, Inc., Class A	9,350	3,423,316
W.R. Berkley Corp.	1,656	120,126
Wells Fargo & Co.	17,240	1,490,398
Willis Towers Watson PLC	533	179,045
		45,243,191
Health Care-9.21%
Abbott Laboratories	9,813	1,037,234
AbbVie, Inc.	9,952	2,497,355
Agilent Technologies, Inc.	1,591	220,147
Align Technology, Inc.(b)	374	63,266
Amgen, Inc.	3,040	1,170,886
Baxter International, Inc.	2,908	76,073
Becton, Dickinson and Co.	1,553	257,208
Biogen, Inc.(b)	832	168,854
Bio-Techne Corp.	883	63,655
Boston Scientific Corp.(b)	8,373	391,270
Bristol-Myers Squibb Co.	11,504	751,326
Cardinal Health, Inc.	1,319	303,410
Cencora, Inc.	1,098	341,851
Centene Corp.(b)	2,644	164,510
Charles River Laboratories International, Inc.(b)	272	63,243
Cigna Group (The)	1,491	416,064
Cooper Cos., Inc. (The)(b)	1,101	79,624
CVS Health Corp.	7,187	750,538
Danaher Corp.	3,547	691,594
DaVita, Inc.(b)	183	43,936
Dexcom, Inc.(b)	2,173	181,337
Edwards Lifesciences Corp.(b)	3,242	279,039
Elevance Health, Inc.	1,224	460,028
Eli Lilly and Co.	4,455	5,118,082
GE HealthCare Technologies, Inc.	2,562	174,267
Gilead Sciences, Inc.	6,995	910,819
HCA Healthcare, Inc.	875	352,266
Henry Schein, Inc.(b)	547	46,905
Humana, Inc.	676	245,969
IDEXX Laboratories, Inc.(b)	443	247,668
Incyte Corp.(b)	945	112,946
Insulet Corp.(b)	390	64,487
Intuitive Surgical, Inc.(b)	1,993	704,187
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
IQVIA Holdings, Inc.(b)	940	$220,919
Johnson & Johnson	13,562	3,476,619
Labcorp Holdings, Inc.	461	142,541
McKesson Corp.	677	579,641
Medtronic PLC	7,231	617,455
Merck & Co., Inc.	13,913	1,811,473
Mettler-Toledo International, Inc.(b)	113	160,042
Moderna, Inc.(b)	1,988	108,982
Pfizer, Inc.	32,109	803,046
Quest Diagnostics, Inc.	623	145,165
Regeneron Pharmaceuticals, Inc.	564	430,123
ResMed, Inc.	818	172,582
Revvity, Inc.	628	70,663
Solventum Corp.(b)	830	70,915
STERIS PLC	554	126,534
Stryker Corp.	1,943	632,835
Thermo Fisher Scientific, Inc.	2,093	1,202,010
UnitedHealth Group, Inc.	5,117	2,120,485
Universal Health Services, Inc., Class B	301	50,700
Veeva Systems, Inc., Class A(b)	847	172,602
Vertex Pharmaceuticals, Inc.(b)	1,431	682,730
Viatris, Inc.	6,560	115,194
Waters Corp.(b)	554	209,030
West Pharmaceutical Services, Inc.	397	135,361
Zimmer Biomet Holdings, Inc.	1,092	102,572
Zoetis, Inc.	2,363	182,636
		32,992,899
Industrials-8.81%
3M Co.	2,937	517,734
A.O. Smith Corp.	631	37,942
Allegion PLC	486	76,496
AMETEK, Inc.	1,290	311,806
Automatic Data Processing, Inc.	2,250	599,535
Axon Enterprise, Inc.(b)	453	239,075
Boeing Co. (The)(b)	4,439	959,446
Broadridge Financial Solutions, Inc.	651	100,221
Builders FirstSource, Inc.(b)	606	40,263
C.H. Robinson Worldwide, Inc.	663	97,945
Carrier Global Corp.	4,397	271,779
Caterpillar, Inc.	2,594	2,113,617
Cintas Corp.	1,915	391,867
Comfort Systems USA, Inc.	199	344,208
Copart, Inc.(b)	4,992	145,367
CSX Corp.	10,469	527,638
Cummins, Inc.	779	494,042
Deere & Co.	1,416	839,221
Delta Air Lines, Inc.	3,681	321,867
Dover Corp.	758	155,102
DuPont de Nemours, Inc.	769	105,353
Eaton Corp. PLC	2,187	908,042
EMCOR Group, Inc.	251	200,155
Emerson Electric Co.	3,154	472,532
Equifax, Inc.	670	115,655
Expeditors International of Washington, Inc.	736	123,567
Fastenal Co.	6,468	308,588
FedEx Corp.	1,237	380,254
FedEx Freight Holding Co., Inc.(b)	613	86,145
Fortive Corp.	1,719	101,782
GE Vernova, Inc.	1,514	1,499,299
Generac Holdings, Inc.(b)	331	65,243
General Dynamics Corp.	1,431	548,674
General Electric Co.	5,877	2,116,131
	Shares	Value
Industrials-(continued)
Honeywell Aerospace, Inc.(b)	1,785	$369,031
Honeywell International, Inc.	1,785	433,844
Howmet Aerospace, Inc.	2,252	635,650
Hubbell, Inc.	299	141,292
Huntington Ingalls Industries, Inc.	223	72,798
IDEX Corp.	416	95,867
Illinois Tool Works, Inc.	1,476	423,538
Ingersoll Rand, Inc.	2,004	167,094
J.B. Hunt Transport Services, Inc.	418	113,592
Jacobs Solutions, Inc.	665	89,728
Johnson Controls International PLC	3,436	503,924
L3Harris Technologies, Inc.	1,049	290,636
Leidos Holdings, Inc.	708	81,845
Lennox International, Inc.	180	74,858
Lockheed Martin Corp.	1,144	666,655
Masco Corp.	1,138	81,344
Nordson Corp.	299	89,036
Norfolk Southern Corp.	1,265	424,382
Northrop Grumman Corp.	751	407,403
Old Dominion Freight Line, Inc.	1,030	218,504
Otis Worldwide Corp.	2,161	155,484
PACCAR, Inc.	2,966	393,529
Parker-Hannifin Corp.	709	692,360
Paychex, Inc.	1,817	212,298
Pentair PLC	911	59,616
Quanta Services, Inc.	847	565,254
Republic Services, Inc.	1,127	237,290
Rockwell Automation, Inc.	627	301,010
Rollins, Inc.	1,653	62,764
RTX Corp.	7,585	1,632,444
Snap-on, Inc.	292	119,840
Southwest Airlines Co.	2,753	123,802
Stanley Black & Decker, Inc.	876	82,852
Textron, Inc.	979	83,470
Trane Technologies PLC	1,245	566,413
TransDigm Group, Inc.	315	395,130
Uber Technologies, Inc.(b)	11,467	806,818
Union Pacific Corp.	3,345	977,175
United Airlines Holdings, Inc.(b)	1,828	221,791
United Parcel Service, Inc., Class B	4,207	438,454
United Rentals, Inc.	353	380,979
Veralto Corp.	1,383	130,237
Verisk Analytics, Inc.	737	143,604
Vertiv Holdings Co., Class A	2,163	522,516
W.W. Grainger, Inc.	245	338,644
Waste Management, Inc.	2,082	471,677
Westinghouse Air Brake Technologies Corp.	955	277,771
Xylem, Inc.	1,338	156,506
		31,547,340
Information Technology-37.06%
Accenture PLC, Class A	3,457	573,585
Adobe, Inc.(b)	2,276	569,933
Advanced Micro Devices, Inc.(b)	9,187	4,374,390
Akamai Technologies, Inc.(b)	820	94,448
Amphenol Corp., Class A	6,929	1,113,490
Analog Devices, Inc.	2,750	1,010,378
Apple, Inc.	82,729	25,555,815
Applied Materials, Inc.	4,469	2,268,777
Arista Networks, Inc.(b)	5,817	1,049,096
Autodesk, Inc.(b)	1,190	278,698
Broadcom, Inc.	26,660	10,378,205
Cadence Design Systems, Inc.(b)	1,554	528,391
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Information Technology-(continued)
CDW Corp.	719	$106,275
Ciena Corp.(b)	798	300,886
Cisco Systems, Inc.	22,252	2,581,009
Cognizant Technology Solutions Corp., Class A	2,670	147,785
Coherent Corp.(b)	1,104	290,231
Corning, Inc.	4,411	609,821
CrowdStrike Holdings, Inc., Class A(b)	5,737	1,094,964
Datadog, Inc., Class A(b)	1,863	499,228
Dell Technologies, Inc., Class C	1,628	659,942
F5, Inc.(b)	318	128,017
Fair Isaac Corp.(b)	126	141,494
First Solar, Inc.(b)	606	127,884
Flex Ltd.(b)	2,072	235,690
Fortinet, Inc.(b)	3,507	567,959
Gartner, Inc.(b)	376	56,784
Gen Digital, Inc.	3,105	85,232
GoDaddy, Inc., Class A(b)	745	61,641
Hewlett Packard Enterprise Co.	7,474	358,005
HP, Inc.	5,153	140,522
Intel Corp.(b)	26,616	2,400,763
International Business Machines Corp.	5,294	1,184,003
Intuit, Inc.	1,558	492,437
Jabil, Inc.	595	187,455
Keysight Technologies, Inc.(b)	966	308,231
KLA Corp.	7,359	1,345,372
Lam Research Corp.	7,046	2,064,619
Lumentum Holdings, Inc.(b)	437	311,992
Marvell Technology, Inc.	4,932	925,046
Microchip Technology, Inc.	3,049	226,510
Micron Technology, Inc.	6,351	5,227,064
Microsoft Corp.	41,837	19,442,491
Monolithic Power Systems, Inc.	277	395,010
Motorola Solutions, Inc.	935	407,426
NetApp, Inc.	1,113	198,671
NVIDIA Corp.	136,422	27,386,717
NXP Semiconductors N.V. (Netherlands)	1,423	326,095
ON Semiconductor Corp.(b)	2,207	180,113
Oracle Corp.	9,560	1,241,557
Palantir Technologies, Inc., Class A(b)	12,936	1,591,904
Palo Alto Networks, Inc.(b)	4,569	1,516,131
PTC, Inc.(b)	651	89,317
Qnity Electronics, Inc.	1,180	154,792
QUALCOMM, Inc.	5,937	876,361
Roper Technologies, Inc.	569	223,031
Salesforce, Inc.	4,608	847,964
Sandisk Corp.(b)	835	1,014,383
Seagate Technology Holdings PLC	1,263	1,081,292
ServiceNow, Inc.(b)	5,811	646,358
Skyworks Solutions, Inc.	849	52,876
Super Micro Computer, Inc.(b)	3,170	90,028
Synopsys, Inc.(b)	1,078	419,083
TE Connectivity PLC (China)	1,644	338,154
Teledyne Technologies, Inc.(b)	262	171,759
Teradyne, Inc.	883	324,670
Texas Instruments, Inc.	5,128	1,413,995
Trimble, Inc.(b)	1,313	74,290
Tyler Technologies, Inc.(b)	238	73,685
VeriSign, Inc.	461	133,699
Western Digital Corp.	1,941	1,057,534
Workday, Inc., Class A(b)	1,149	184,231
Zebra Technologies Corp., Class A(b)	269	79,038
		132,694,722
	Shares	Value
Materials-1.80%
Air Products and Chemicals, Inc.	1,254	$369,792
Albemarle Corp.	664	78,113
Amcor PLC	2,603	116,823
Avery Dennison Corp.	430	72,984
Ball Corp.	1,500	97,350
CF Industries Holdings, Inc.	866	108,414
Corteva, Inc.	3,767	296,501
CRH PLC	3,764	357,618
Dow, Inc.	4,059	122,947
Ecolab, Inc.	1,428	396,456
Freeport-McMoRan, Inc.	8,098	507,178
International Flavors & Fragrances, Inc.	1,439	113,998
International Paper Co.	2,984	121,837
Linde PLC	2,603	1,245,223
LyondellBasell Industries N.V., Class A	1,455	90,326
Martin Marietta Materials, Inc.	339	178,022
Mosaic Co. (The)	1,791	39,617
Newmont Corp.	6,013	563,478
Nucor Corp.	1,282	329,846
Packaging Corp. of America	500	122,920
PPG Industries, Inc.	1,255	138,703
Sherwin-Williams Co. (The)	1,291	440,037
Smurfit WestRock PLC	2,955	135,841
Steel Dynamics, Inc.	763	191,711
Vulcan Materials Co.	730	196,056
		6,431,791
Real Estate-1.91%
Alexandria Real Estate Equities, Inc.	885	45,533
American Tower Corp.	2,623	454,723
AvalonBay Communities, Inc.	784	145,518
BXP, Inc.	836	58,620
Camden Property Trust	567	62,829
CBRE Group, Inc., Class A(b)	1,649	242,090
CoStar Group, Inc.(b)	2,298	66,090
Crown Castle, Inc.	2,458	187,545
Digital Realty Trust, Inc.	1,959	369,311
Equinix, Inc.	553	563,662
Equity Residential	1,920	127,584
Essex Property Trust, Inc.	362	102,859
Extra Space Storage, Inc.	1,191	176,316
Federal Realty Investment Trust	442	54,848
Healthpeak Properties, Inc.	3,885	84,810
Host Hotels & Resorts, Inc.	3,589	90,192
Invitation Homes, Inc.	3,078	91,478
Iron Mountain, Inc.	1,674	204,764
Kimco Realty Corp.	3,798	96,773
Mid-America Apartment Communities, Inc.	655	86,683
Prologis, Inc.	5,252	759,492
Public Storage	943	305,692
Realty Income Corp.	5,253	335,509
Regency Centers Corp.	929	74,589
SBA Communications Corp., Class A	598	108,226
Simon Property Group, Inc.	1,827	419,059
UDR, Inc.	1,664	63,498
Ventas, Inc.	2,739	256,124
VICI Properties, Inc.	6,157	162,237
Welltower, Inc.	3,977	932,368
Weyerhaeuser Co.	4,061	101,647
		6,830,669
Utilities-2.18%
AES Corp. (The)	4,017	58,970
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Utilities-(continued)
Alliant Energy Corp.	1,456	$103,056
Ameren Corp.	1,559	170,882
American Electric Power Co., Inc.	3,065	391,860
American Water Works Co., Inc.	1,102	147,855
Atmos Energy Corp.	940	162,413
CenterPoint Energy, Inc.	3,685	154,917
CMS Energy Corp.	1,741	125,335
Consolidated Edison, Inc.	2,077	226,081
Constellation Energy Corp.	1,801	473,213
Dominion Energy, Inc.	4,954	342,668
DTE Energy Co.	1,172	166,272
Duke Energy Corp.	4,391	550,763
Edison International	2,167	158,993
Entergy Corp.	2,578	277,444
Evergy, Inc.	1,298	107,747
Eversource Energy	2,119	151,699
Exelon Corp.	5,766	264,198
FirstEnergy Corp.	2,931	141,597
NextEra Energy, Inc.	11,748	1,021,136
NiSource, Inc.	2,701	120,005
NRG Energy, Inc.	1,189	159,671
PG&E Corp.	12,406	215,616
	Shares	Value
Utilities-(continued)
Pinnacle West Capital Corp.	683	$68,976
PPL Corp.	4,239	149,255
Public Service Enterprise Group, Inc.	2,807	215,241
Sempra	3,683	326,130
Southern Co. (The)	6,349	600,235
Vistra Corp.	1,786	264,667
WEC Energy Group, Inc.	1,835	200,786
Xcel Energy, Inc.	3,515	274,873
		7,792,554
Total Common Stocks & Other Equity Interests (Cost $273,818,152)		362,598,688
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(c)(e) (Cost $7,928)	7,928	7,928
TOTAL INVESTMENTS IN SECURITIES-101.26% (Cost $273,826,080)		362,606,616
OTHER ASSETS LESS LIABILITIES-(1.26)%		(4,528,275)
NET ASSETS-100.00%		$358,078,341

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Invesco Ltd.	$64,817	$3,452	$(2,595)	$8,195	$42	$73,911	$537
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	9,560,737	(9,552,809)	-	-	7,928	3,577
Total	$64,817	$9,564,189	$(9,555,404)	$8,195	$42	$81,839	$4,114

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Index	Call	08/21/2026	484	$7,480	$(362,032,000)	$(4,612,520)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Quality ETF (SPHQ)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-6.27%
AppLovin Corp., Class A(b)	1,012,913	$401,012,257
Electronic Arts, Inc.	457,564	96,024,381
Netflix, Inc.(b)	10,063,224	721,633,793
		1,218,670,431
Consumer Discretionary-5.99%
Airbnb, Inc., Class A(b)	903,008	136,823,772
Best Buy Co., Inc.	357,401	30,829,410
Chipotle Mexican Grill, Inc.(b)	2,649,763	98,624,179
Deckers Outdoor Corp.(b)	323,027	31,294,856
eBay, Inc.	984,243	112,213,545
Expedia Group, Inc.	242,316	71,420,218
Lennar Corp., Class A	438,926	36,145,556
NVR, Inc.(b)	4,772	29,333,723
Ralph Lauren Corp.	73,210	27,844,691
Ross Stores, Inc.	591,274	148,451,163
Tapestry, Inc.	513,041	78,172,057
TJX Cos., Inc. (The)	1,953,895	307,425,839
Williams-Sonoma, Inc.	244,065	55,807,903
		1,164,386,912
Consumer Staples-8.06%
Colgate-Palmolive Co.	1,390,734	126,974,014
Costco Wholesale Corp.	815,768	776,521,402
Dollar Tree, Inc.(b)	337,457	42,927,905
Kimberly-Clark Corp.(c)	616,493	67,388,850
Procter & Gamble Co. (The)	3,830,478	553,465,766
		1,567,277,937
Energy-1.18%
APA Corp.(c)	671,834	25,072,845
Expand Energy Corp.	446,784	42,011,099
Valero Energy Corp.	522,184	163,391,374
		230,475,318
Financials-17.59%
Allstate Corp. (The)	568,071	150,016,190
Ameriprise Financial, Inc.	253,143	138,175,575
Arch Capital Group Ltd.(b)	637,361	64,073,901
Cboe Global Markets, Inc.	211,084	65,484,589
Cincinnati Financial Corp.	261,277	46,423,697
Erie Indemnity Co., Class A(c)	46,625	11,285,115
FactSet Research Systems, Inc.(c)	63,493	16,711,358
Hartford Insurance Group, Inc. (The)	495,618	70,333,150
Jack Henry & Associates, Inc.	151,987	23,412,078
Mastercard, Inc., Class A	1,954,768	1,120,277,541
Moody’s Corp.	392,881	187,946,413
Progressive Corp. (The)	1,223,332	258,636,851
T. Rowe Price Group, Inc.(c)	389,959	43,577,918
Travelers Cos., Inc. (The)	378,007	141,510,701
Visa, Inc., Class A	2,960,293	1,083,852,076
		3,421,717,153
Health Care-3.47%
Bio-Techne Corp.(c)	293,342	21,147,025
Dexcom, Inc.(b)	1,069,803	89,275,060
IDEXX Laboratories, Inc.(b)	204,454	114,304,098
Incyte Corp.(b)	270,420	32,320,598
Intuitive Surgical, Inc.(b)	674,200	238,215,086
ResMed, Inc.(c)	269,491	56,857,211
Solventum Corp.(b)	296,098	25,298,613
	Shares	Value
Health Care-(continued)
STERIS PLC	164,506	$37,573,171
Zoetis, Inc.	776,535	60,018,390
		675,009,252
Industrials-19.71%
3M Co.	931,782	164,254,531
A.O. Smith Corp.	217,702	13,090,421
Automatic Data Processing, Inc.	756,715	201,634,279
Broadridge Financial Solutions, Inc.	226,251	34,831,341
C.H. Robinson Worldwide, Inc.	251,650	37,176,254
Cintas Corp.	606,400	124,087,632
Comfort Systems USA, Inc.	69,283	119,838,112
DuPont de Nemours, Inc.(c)	348,018	47,678,466
Expeditors International of Washington, Inc.	285,658	47,959,122
Fastenal Co.	2,028,426	96,776,204
Fortive Corp.	725,140	42,935,539
GE Vernova, Inc.	811,409	803,530,219
General Electric Co.	2,134,923	768,721,725
Illinois Tool Works, Inc.	552,134	158,434,851
J.B. Hunt Transport Services, Inc.	154,521	41,991,082
Jacobs Solutions, Inc.	205,062	27,669,016
Johnson Controls International PLC	1,265,618	185,615,536
Lockheed Martin Corp.	366,573	213,616,750
Nordson Corp.	96,075	28,609,214
Old Dominion Freight Line, Inc.	344,091	72,995,465
Parker-Hannifin Corp.	213,259	208,253,811
Rockwell Automation, Inc.	229,257	110,061,701
Trane Technologies PLC	392,454	178,546,947
W.W. Grainger, Inc.	75,363	104,168,246
		3,832,476,464
Information Technology-35.31%
Accenture PLC, Class A	1,028,945	170,722,554
Adobe, Inc.(b)	936,260	234,448,867
Apple, Inc.	3,278,876	1,012,877,585
Applied Materials, Inc.	1,007,616	511,536,415
Autodesk, Inc.(b)	362,763	84,959,095
Ciena Corp.(b)	270,741	102,082,894
Cisco Systems, Inc.	6,257,292	725,783,299
F5, Inc.(b)	76,207	30,678,652
Fortinet, Inc.(b)	1,734,978	280,979,687
Gartner, Inc.(b)(c)	112,371	16,970,269
GoDaddy, Inc., Class A(b)	230,993	19,112,361
KLA Corp.	2,519,710	460,653,382
Lam Research Corp.	2,633,017	771,526,641
NetApp, Inc.(c)	512,836	91,541,226
ON Semiconductor Corp.(b)	692,882	56,546,100
PTC, Inc.(b)(c)	191,608	26,288,618
QUALCOMM, Inc.	2,697,567	398,187,865
Sandisk Corp.(b)	379,657	461,218,713
Seagate Technology Holdings PLC	341,634	292,483,117
Skyworks Solutions, Inc.(c)	252,537	15,728,004
Texas Instruments, Inc.	1,560,808	430,377,198
Tyler Technologies, Inc.(b)(c)	59,944	18,558,662
Western Digital Corp.	1,100,657	599,681,960
Workday, Inc., Class A(b)	329,260	52,793,548
		6,865,736,712
Materials-2.37%
CF Industries Holdings, Inc.	300,306	37,595,308
Corteva, Inc.	1,250,603	98,434,962
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Quality ETF (SPHQ)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Materials-(continued)
International Flavors & Fragrances, Inc.	555,045	$43,970,665
Newmont Corp.	2,997,458	280,891,789
		460,892,724
Total Common Stocks & Other Equity Interests (Cost $16,841,848,840)		19,436,642,903
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $2,983,399)	2,983,399	2,983,399
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $16,844,832,239)		19,439,626,302
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.07%
Invesco Private Government Fund, 3.69%(d)(e)(f)	56,396,215	$56,396,215
Invesco Private Prime Fund, 3.82%(d)(e)(f)	151,971,612	151,986,809
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $208,380,691)		208,383,024
TOTAL INVESTMENTS IN SECURITIES-101.04% (Cost $17,053,212,930)		19,648,009,326
OTHER ASSETS LESS LIABILITIES-(1.04)%		(201,531,794)
NET ASSETS-100.00%		$19,446,477,532

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,520,015	$108,802,068	$(117,338,684)	$-	$-	$2,983,399	$135,610
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	42,456,993	177,744,679	(163,805,457)	-	-	56,396,215	390,294 *
Invesco Private Prime Fund	109,946,527	416,801,787	(374,760,752)	3,686	(4,439)	151,986,809	1,056,211 *
Total	$163,923,535	$703,348,534	$(655,904,893)	$3,686	$(4,439)	$211,366,423	$1,582,115

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P Spin-Off ETF (CSD)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-5.35%
Liberty Live Holdings, Inc., Class C(b)	60,590	$5,974,174
Versant Media Group, Inc.	169,378	6,095,914
		12,070,088
Consumer Discretionary-3.00%
Phinia, Inc.(c)	44,378	3,265,777
Versigent PLC(b)	84,982	3,514,006
		6,779,783
Financials-1.85%
NCR Atleos Corp.(b)	88,547	4,164,365
Health Care-14.47%
Fortrea Holdings, Inc.(b)	113,399	2,173,859
GE HealthCare Technologies, Inc.	271,661	18,478,381
Solventum Corp.(b)	140,207	11,979,286
		32,631,526
Industrials-48.07%
Amentum Holdings, Inc.(b)	184,719	4,100,762
Crane Co.	49,229	10,508,422
Everus Construction Group, Inc.(b)(c)	61,288	7,687,354
FedEx Freight Holding Co., Inc.(b)	73,564	10,337,949
GE Vernova, Inc.	16,406	16,246,698
Honeywell Aerospace, Inc.(b)	78,328	16,193,531
MasterBrand, Inc.(b)(c)	243,367	2,007,778
Midera Food Processing, Inc.(b)	49,862	2,390,883
Mobility Global, Inc.(b)	363,926	7,416,812
RXO, Inc.(b)(c)	197,914	4,007,758
U-Haul Holding Co., Series N	120,731	7,555,346
Veralto Corp.	191,532	18,036,568
Vestis Corp.(b)	134,604	1,946,374
		108,436,235
Information Technology-16.56%
Qnity Electronics, Inc.	123,591	16,212,667
Ralliant Corp.	134,353	8,782,656
Sandisk Corp.(b)	10,173	12,358,466
		37,353,789
	Shares	Value
Materials-6.82%
Knife River Corp.(b)(c)	68,132	$4,985,218
Solstice Advanced Materials, Inc.	172,810	10,397,978
		15,383,196
Real Estate-3.88%
Curbline Properties Corp.(c)	116,392	3,566,251
Millrose Properties, Inc.	185,052	5,177,755
		8,744,006
Total Common Stocks & Other Equity Interests (Cost $194,749,276)		225,562,988
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $180,096)	180,096	180,096
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $194,929,372)		225,743,084
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.59%
Invesco Private Government Fund, 3.69%(d)(e)(f)	4,128,868	4,128,868
Invesco Private Prime Fund, 3.82%(d)(e)(f)	10,739,171	10,740,245
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,869,004)		14,869,113
TOTAL INVESTMENTS IN SECURITIES-106.67% (Cost $209,798,376)		240,612,197
OTHER ASSETS LESS LIABILITIES-(6.67)%		(15,038,403)
NET ASSETS-100.00%		$225,573,794

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$103,280	$818,496	$(741,680)	$-	$-	$180,096	$1,782
See accompanying notes which are an integral part of this schedule.

Invesco S&P Spin-Off ETF (CSD)—(continued)
July 31, 2026
(Unaudited)
	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,914,623	$17,056,134	$(18,841,889)	$-	$-	$4,128,868	$55,995 *
Invesco Private Prime Fund	15,368,130	37,841,761	(42,469,926)	353	(73)	10,740,245	153,391 *
Total	$21,386,033	$55,716,391	$(62,053,495)	$353	$(73)	$15,049,209	$211,168

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Water Resources ETF (PHO)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Building Products-6.36%
A.O. Smith Corp.	778,147	$46,789,979
Advanced Drainage Systems, Inc.	410,998	56,915,003
Zurn Elkay Water Solutions Corp.	469,021	23,690,251
		127,395,233
Chemicals-8.69%
Ecolab, Inc.	592,438	164,478,562
Hawkins, Inc.(b)	73,520	9,412,765
		173,891,327
Commercial Services & Supplies-6.80%
Tetra Tech, Inc.	1,489,539	49,393,113
Veralto Corp.	922,209	86,844,422
		136,237,535
Construction & Engineering-5.79%
AECOM	828,500	59,975,115
NWPX Infrastructure, Inc.(c)	46,494	5,722,482
Stantec, Inc. (Canada)	174,741	12,317,493
Valmont Industries, Inc.	78,513	37,819,712
		115,834,802
Electronic Equipment, Instruments & Components-6.78%
Badger Meter, Inc.(b)	271,055	36,416,239
Itron, Inc.(b)(c)	414,840	41,342,954
Trimble, Inc.(c)	1,024,217	57,950,198
		135,709,391
Health Care Equipment & Supplies-6.47%
IDEXX Laboratories, Inc.(c)	231,568	129,462,722
Life Sciences Tools & Services-10.60%
Agilent Technologies, Inc.	559,512	77,419,675
Waters Corp.(b)(c)	357,550	134,907,191
		212,326,866
Machinery-17.01%
Energy Recovery, Inc.(c)	569,788	4,928,666
Franklin Electric Co., Inc.	126,018	13,196,605
Gorman-Rupp Co. (The)	65,496	5,317,620
IDEX Corp.	318,943	73,500,414
Lindsay Corp.	81,118	8,989,497
Mueller Industries, Inc.	587,378	39,007,773
Mueller Water Products, Inc., Class A	556,664	14,050,199
Pentair PLC	965,661	63,192,856
Watts Water Technologies, Inc., Class A(b)	108,487	37,513,720
Xylem, Inc.	692,310	80,979,501
		340,676,851
Professional Services-3.35%
Jacobs Solutions, Inc.	497,386	67,112,293
	Shares	Value
Software-11.40%
Bentley Systems, Inc., Class B(b)	1,287,102	$45,614,895
Roper Technologies, Inc.	465,898	182,618,039
		228,232,934
Trading Companies & Distributors-9.30%
Core & Main, Inc., Class A(b)(c)	1,097,085	48,238,827
Ferguson Enterprises, Inc.	588,965	138,012,169
		186,250,996
Water Utilities-7.41%
American States Water Co.	134,771	11,541,789
American Water Works Co., Inc.	615,199	82,541,250
California Water Service Group	224,667	11,258,063
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR (Brazil)(b)	3,301,671	17,994,107
Consolidated Water Co. Ltd.	71,832	2,097,494
H2O America(b)	275,182	16,876,912
Middlesex Water Co.	66,308	3,799,449
York Water Co. (The)(b)	73,026	2,261,615
		148,370,679
Total Common Stocks & Other Equity Interests (Cost $1,646,126,193)		2,001,501,629

Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $2,636,166)	2,636,166	2,636,166
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $1,648,762,359)		2,004,137,795
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.27%
Invesco Private Government Fund, 3.69%(d)(e)(f)	38,120,109	38,120,109
Invesco Private Prime Fund, 3.82%(d)(e)(f)	107,401,607	107,412,347
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $145,526,684)		145,532,456
TOTAL INVESTMENTS IN SECURITIES-107.36% (Cost $1,794,289,043)		2,149,670,251
OTHER ASSETS LESS LIABILITIES-(7.36)%		(147,309,670)
NET ASSETS-100.00%		$2,002,360,581

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco Water Resources ETF (PHO)—(continued)
July 31, 2026
(Unaudited)

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,755,597	$10,934,598	$(10,054,029)	$-	$-	$2,636,166	$16,444
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	24,849,737	111,168,934	(97,898,562)	-	-	38,120,109	382,893 *
Invesco Private Prime Fund	65,597,196	274,243,480	(232,430,116)	7,087	(5,300)	107,412,347	1,047,077 *
Total	$92,202,530	$396,347,012	$(340,382,707)	$7,087	$(5,300)	$148,168,622	$1,446,414

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco WilderHill Clean Energy ETF (PBW)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Aerospace & Defense-3.76%
Archer Aviation, Inc., Class A(b)(c)	1,412,717	$6,555,007
BETA Technologies, Inc.(b)	487,649	9,231,195
		15,786,202
Automobile Components-4.69%
Gentherm, Inc.(b)	217,650	8,832,237
QuantumScape Corp.(b)(c)	1,004,120	5,241,506
Solid Power, Inc.(b)(c)	2,729,093	5,621,932
		19,695,675
Automobiles-7.45%
NIO, Inc., ADR (China)(b)(c)	1,481,021	7,227,382
Niu Technologies, ADR (China)(b)(c)	1,309,674	3,392,056
Rivian Automotive, Inc., Class A(b)	495,308	7,538,588
Tesla, Inc.(b)	18,825	5,858,528
XPeng, Inc., ADR (China)(b)(c)	560,270	7,283,510
		31,300,064
Chemicals-4.21%
Albemarle Corp.	48,739	5,733,656
Aspen Aerogels, Inc.(b)	1,174,113	5,436,143
Sociedad Quimica y Minera de Chile S.A., ADR (Chile)	97,128	6,513,404
		17,683,203
Construction & Engineering-7.37%
Ameresco, Inc., Class A(b)	258,451	5,445,563
Cadeler A/S, ADR (Denmark)(b)(c)	353,252	8,022,353
MYR Group, Inc.(b)	15,498	5,164,243
Quanta Services, Inc.	9,634	6,429,346
Solv Energy, Inc., Class A(b)	207,774	5,907,015
		30,968,520
Electric Utilities-1.95%
Axia Energia S.A., ADR (Brazil)	781,263	8,179,824
Electrical Equipment-23.14%
American Superconductor Corp.(b)	157,979	4,639,843
Amprius Technologies, Inc.(b)	488,308	4,687,757
Array Technologies, Inc.(b)(c)	943,177	4,923,384
Ballard Power Systems, Inc. (Canada)(b)	1,775,720	4,741,172
Bloom Energy Corp., Class A(b)	22,183	4,565,483
Energy Vault Holdings, Inc.(b)(c)	1,619,867	4,616,621
Enovix Corp.(b)(c)	1,083,881	4,433,073
Eos Energy Enterprises, Inc.(b)(c)	975,400	3,296,852
Fluence Energy, Inc.(b)	284,187	3,958,725
FuelCell Energy, Inc.(b)	314,536	6,797,123
Hyliion Holdings Corp.(b)	1,040,816	3,705,305
Nextpower, Inc., Class A(b)	62,432	5,610,764
Plug Power, Inc.(b)(c)	2,749,491	5,663,951
Powell Industries, Inc.	23,281	4,858,279
Preformed Line Products Co.	18,616	6,645,540
SES AI Corp.(b)(c)	7,277,672	4,005,631
Shoals Technologies Group, Inc., Class A(b)	683,649	5,975,092
Sunrun, Inc.(b)	525,644	5,156,568
T1 Energy, Inc. (Norway)(b)(c)	774,499	3,229,661
Tigo Energy, Inc.(b)(c)	2,967,944	5,668,773
		97,179,597
Electronic Equipment, Instruments & Components-5.16%
Advanced Energy Industries, Inc.	19,749	5,717,731
Bel Fuse, Inc., Class B	25,180	6,848,205
Itron, Inc.(b)	91,481	9,116,996
		21,682,932
	Shares	Value
Food Products-2.08%
Darling Ingredients, Inc.(b)	144,115	$8,739,134
Independent Power and Renewable Electricity Producers-4.00%
Brookfield Renewable Corp. (Canada)	188,678	6,292,411
Fervo Energy Co., Class A(b)(c)	196,926	4,438,712
Ormat Technologies, Inc.(c)	62,196	6,069,086
		16,800,209
Machinery-1.63%
ESCO Technologies, Inc.	21,768	6,863,233
Metals & Mining-10.85%
Atlas Lithium Corp. (Poland)(b)(c)	714,023	1,956,423
ioneer Ltd., ADR (Australia)(b)(c)	1,984,838	6,927,085
Lifezone Metals Ltd. (Isle of Man)(b)(c)	1,804,932	6,118,719
Lithium Americas Corp. (Canada)(b)(c)	1,777,111	5,100,309
Lithium Argentina AG (Canada)(b)	851,919	5,120,033
MP Materials Corp.(b)(c)	127,205	5,262,471
Sigma Lithium Corp. (Brazil)(b)	574,583	5,671,134
Standard Lithium Ltd. (Canada)(b)(c)	2,274,253	4,639,476
USA Rare Earth, Inc.(b)(c)	318,012	4,754,279
		45,549,929
Oil, Gas & Consumable Fuels-6.10%
Gevo, Inc.(b)(c)	5,402,154	7,995,188
OPAL Fuels, Inc., Class A(b)(c)	4,309,595	10,127,548
REX American Resources Corp.(b)	174,419	7,506,994
		25,629,730
Passenger Airlines-1.33%
Joby Aviation, Inc.(b)(c)	777,970	5,562,485
Semiconductors & Semiconductor Equipment-12.46%
Canadian Solar, Inc. (Canada)(b)(c)	502,805	7,582,299
Enphase Energy, Inc.(b)	146,371	5,494,767
First Solar, Inc.(b)	30,574	6,452,031
JinkoSolar Holding Co. Ltd., ADR (China)	448,219	6,786,036
Monolithic Power Systems, Inc.	4,891	6,974,713
Navitas Semiconductor Corp.(b)	315,545	3,426,819
SolarEdge Technologies, Inc.(b)	133,298	5,491,878
TOYO Co. Ltd. (Japan)(b)(c)	687,807	3,542,206
Universal Display Corp.(c)	82,028	6,575,364
		52,326,113
Software-1.26%
D-Wave Quantum, Inc. (Canada)(b)(c)	292,588	5,289,991
Specialty Retail-1.45%
EVgo, Inc.(b)(c)	3,855,284	6,091,349
Technology Hardware, Storage & Peripherals-1.07%
IonQ, Inc.(b)(c)	122,774	4,473,885
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $553,836,796)		419,802,075
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.92%
Invesco Private Government Fund, 3.69%(d)(e)(f)	26,860,559	26,860,559
See accompanying notes which are an integral part of this schedule.

Invesco WilderHill Clean Energy ETF (PBW)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.82%(d)(e)(f)	69,396,490	$69,403,430
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $96,262,372)		96,263,989
TOTAL INVESTMENTS IN SECURITIES-122.88% (Cost $650,099,168)		516,066,064
OTHER ASSETS LESS LIABILITIES-(22.88)%		(96,092,051)
NET ASSETS-100.00%		$419,974,013

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$415,150	$6,865,494	$(7,280,644)	$-	$-	$-	$7,559
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	32,365,864	82,094,191	(87,599,496)	-	-	26,860,559	289,465 *
Invesco Private Prime Fund	83,721,151	157,066,747	(171,383,614)	4,392	(5,246)	69,403,430	779,964 *
Total	$116,502,165	$246,026,432	$(266,263,754)	$4,392	$(5,246)	$96,263,989	$1,076,988

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Aerospace & Defense ETF
Investments in Securities
Common Stocks & Other Equity Interests	$8,261,201,763	$-	$-	$8,261,201,763
Money Market Funds	5,700,674	421,112,577	-	426,813,251
Total Investments	$8,266,902,437	$421,112,577	$-	$8,688,015,014
Invesco Bloomberg Analyst Rating Improvers ETF
Investments in Securities
Common Stocks & Other Equity Interests	$118,283,522	$-	$-	$118,283,522
Money Market Funds	42,813	6,745,063	-	6,787,876
Total Investments	$118,326,335	$6,745,063	$-	$125,071,398
Invesco Dorsey Wright Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,444,021,981	$-	$-	$1,444,021,981
Money Market Funds	1,177,228	27,546,728	-	28,723,956
Total Investments	$1,445,199,209	$27,546,728	$-	$1,472,745,937
Invesco Global Listed Private Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$105,441,424	$109,285,868	$-	$214,727,292
Closed-End Funds	1,144,592	15,990,748	-	17,135,340
Money Market Funds	311,211	75,090,835	-	75,402,046
Total Investments	$106,897,227	$200,367,451	$-	$307,264,678
Invesco Golden Dragon China ETF
Investments in Securities
Common Stocks & Other Equity Interests	$98,287,589	$-	$-	$98,287,589
Money Market Funds	242,791	20,564,061	-	20,806,852
Total Investments	$98,530,380	$20,564,061	$-	$119,094,441

	Level 1	Level 2	Level 3	Total
Invesco MSCI Sustainable Future ETF
Investments in Securities
Common Stocks & Other Equity Interests	$54,563,464	$78,685,199	$286	$133,248,949
Money Market Funds	341,826	16,765,076	-	17,106,902
Total Investments	$54,905,290	$95,450,275	$286	$150,355,851
Invesco S&P 500 BuyWrite ETF
Investments in Securities
Common Stocks & Other Equity Interests	$362,598,688	$-	$0	$362,598,688
Money Market Funds	7,928	-	-	7,928
Total Investments in Securities	362,606,616	-	0	362,606,616
Other Investments - Liabilities*
Options Written	(4,612,520)	-	-	(4,612,520)
Total Investments	$357,994,096	$-	$0	$357,994,096
Invesco S&P 500® Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$19,436,642,903	$-	$-	$19,436,642,903
Money Market Funds	2,983,399	208,383,024	-	211,366,423
Total Investments	$19,439,626,302	$208,383,024	$-	$19,648,009,326
Invesco S&P Spin-Off ETF
Investments in Securities
Common Stocks & Other Equity Interests	$225,562,988	$-	$-	$225,562,988
Money Market Funds	180,096	14,869,113	-	15,049,209
Total Investments	$225,743,084	$14,869,113	$-	$240,612,197
Invesco Water Resources ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,001,501,629	$-	$-	$2,001,501,629
Money Market Funds	2,636,166	145,532,456	-	148,168,622
Total Investments	$2,004,137,795	$145,532,456	$-	$2,149,670,251
Invesco WilderHill Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$419,802,075	$-	$-	$419,802,075
Money Market Funds	-	96,263,989	-	96,263,989
Total Investments	$419,802,075	$96,263,989	$-	$516,066,064

*	Options written are shown at value.